Total Capital and Loss Per Common Unit - Schedule of Net (Loss) Income Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Limited partners' interest in net loss	$ (46,254)	$ (323,035)	$ (205,026)	$ (348,237)
Limited partners' interest in loss for basic net loss per common unit	(46,254)	(302,720)	(205,026)	(329,543)
Limited partners' interest in diluted net loss	$ (46,254)	$ (325,630)	$ (205,026)	$ (329,543)
Weighted average number of common units (shares)	410,314,977	170,657,562	410,243,129	156,966,145
Common units and common unit equivalents (shares)	410,314,977	182,393,904	410,243,129	156,966,145
Limited partners' interest in net loss per common unit
- basic (usd per share)	$ (0.11)	$ (1.77)	$ (0.50)	$ (2.10)
- diluted (usd per share)	$ (0.11)	$ (1.79)	$ (0.50)	$ (2.10)
Series C-1 Preferred Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of Series C-1 repurchase, unit based compensation and warrants (shares)	0	11,736,342	0	0
Limited Partner
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred units - periodic accretion	$ 0	$ (764)	$ 0	$ (2,373)
Gain on repurchase of Preferred units	0	19,588	0	19,577
Gain on the modification of warrants	0	1,491	0	1,490
Limited partners' interest in loss for basic net loss per common unit	(46,254)	(302,720)	(205,026)	(329,543)
Limited Partner | Series C-1 Preferred Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Gain on repurchase of Preferred units	0	(26,925)	0	0
Series C-1 Preferred Units - cash distribution	$ 0	$ 4,015	$ 0	$ 0